Related Parties - Notes Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 24, 2022	May 22, 2020	May 01, 2020	Jun. 01, 2019	May 01, 2019
Related Party Transaction [Line Items]
Total notes receivables	$ 2,754	$ 3,873
Less: Current portion of notes receivable	(1,604)	(1,797)
Notes receivable, less current portion	1,150	2,076
Note 2
Related Party Transaction [Line Items]
Total notes receivables	656	1,057
Original Principal							$ 5,355
Note 3
Related Party Transaction [Line Items]
Total notes receivables	17	119
Original Principal						$ 491
Note 6
Related Party Transaction [Line Items]
Total notes receivables	0	351
Original Principal				$ 1,111
Note 8
Related Party Transaction [Line Items]
Total notes receivables	2,081	2,221
Original Principal					$ 2,816
Note 9
Related Party Transaction [Line Items]
Total notes receivables	$ 0	$ 125
Original Principal			$ 125